Other Long-Term Liabilities - Particulars of Other Long-Term Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Statement of Financial Position [Abstract]
Long-term portion of fair value of hedges	$ 61	$ 152
Long-term portion of income taxes payable	181	131
Asset retirement obligation	28	26
Long-term lease inducements	16	19
Deferred revenue	12	3
Total	$ 298	$ 331